GENERAL - Senior Secured Credit Facility (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended						12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 22, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2021 USD ($)	Oct. 26, 2018 USD ($)	Sep. 06, 2018 USD ($)
Line of Credit Facility [Line Items]
Gross proceeds of subordinated debt									$ 12,000
Subordinated promissory note term									2 years
Consideration unsecured subordinated promissory note			$ 0	$ 6,110	$ 3,223	$ 500	$ 211	$ 7,601
Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount								5,000			$ 7,000
Consideration unsecured subordinated promissory note									$ 12,000
Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 4,374
Outstanding principal of credit Facility	$ 14,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Unused fee (as a percent)			0.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
Interest margin			8.00%
EBITDA leverage ratio			2.5
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest margin			7.00%
EBITDA leverage ratio			2.5
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount												$ 20,000	$ 20,000
Current borrowing capacity												1,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity												10,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity												$ 10,000
Gross draw down amount										$ 4,000
Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount			$ 12,677
Consideration unsecured subordinated promissory note			0	$ 6,110	$ 3,223	$ 500	$ 211	$ 7,601
Subordinated Debt			$ 5,824
Secured Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 4,374
Unregistered common shares issued | shares		100,000
Outstanding principal of credit Facility		$ 14,000
Ordinary shares, price per share | $ / shares		$ 43.74